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INVESTOR REPORT

                                                 Metropolitan Series Fund, Inc.,
                                                        New England Zenith Fund,
                                                 Met Investors Series Trust, and
                                             American Funds Insurance Series(SM)

                                                                  Annual Reports
                                                                   December 2001

                                    [GRAPHIC]



                                           For use with MetLife Variable Annuity
                                         and MetLife and Metropolitan Tower Life
                                               Variable Life Insurance Contracts

[GRAPHIC]

GO PAPERLESS! SIGN UP FOR eDELIVERY

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                                                               [LOGO] MetLife(R)

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Important Information:

For Variable Annuity and Variable Life Clients/1/

MetLife now offers electronic access to your variable annuity and variable life prospectuses, annual and semiannual reports and other consumer information. Takes only minutes to enroll.


Simply visit:
                           www.metlife.esourcelink.net


Make sure that you have your contract or policy number handy. You'll need to enter it to enroll





/1/Currently available to all MetLife variable annuity and variable life clients except contract owners of the Preference Plus(R) Account for Enhanced Contracts.




                                             Metropolitan Life Insurance Company
Not part of the Annual Report       One Madison Avenue, New York, New York 10010

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FEBRUARY 2002

TO OUR POLICYHOLDERS/CONTRACT OWNERS:

We are pleased to provide you with the 2001 Annual Reports for the investment portfolios in your MetLife variable annuity and variable life insurance products. These reports include performance histories, portfolio allocations and financial reports as of December 31, 2001, as well as an outlook and strategy for each portfolio. The reports are designed to help you make an informed decision about how to allocate your money within your variable product.

MetLife offers a wide choice of investment and protection programs, including several variable life and variable annuity products, to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and high service standards.

As an added service, MetLife now offers electronic delivery of your variable annuity and variable life annual and semi-annual reports, prospectuses, and other informational documents. With electronic delivery, you can view and save your documents on-line, rather than receive them in the mail. If you're interested in going "paperless", see the inside front cover of this report for instructions on how to enroll today!

Feel free to contact your Registered Representative with any questions you may have regarding your product's current asset allocation and other strategies that can help you build financial freedom. Thank you for choosing MetLife for our variable insurance and/or variable annuity needs.

Sincerely,

/s/ Mary Ann Brown

Mary Ann Brown
Head of Individual Business Product Management
MetLife Enterprise


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Annual Reports dated December 31, 2001 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are certain series of New England Zenith Fund filed on Form N-30D, CIK No. 0000719211, File No. 002-83538.

Incorporated by reference are all series of Metropolitan Series Fund, Inc. as filed on Form N-30D, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference are certain portfolios of Met Investors Series Trust as filed on Form N-30D, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference are certain series of The American Funds Insurance Series as filed on Form N-30D, CIK No. 0000729528, File No. 002-86838.

Please note that the portfolio performance information provided in this report does not include withdrawal or surrender charges or Separate Account policy or contract charges (general administrative expenses, mortality and expense risk charges or cost of insurance charges). For information regarding performance for your variable annuity contract or variable life insurance policy, please contact your sales representative. Additional information regarding MetLife products and services is available by calling 1-800-METLIFE or by visiting our web site at www.metlife.com.

Some funds appearing in this report may not be available under your variable life product.

This report has been prepared for the owners and prospective owners of various insurance policies and annuity contracts issued by Metropolitan Life Insurance Company and Metropolitan Tower Life Insurance Company, a wholly-owned subsidiary of Metropolitan Life, and shareholders of Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Series Trust, and American Funds Insurance Series. This report is not authorized for distribution to prospective purchasers of any of those policies or contracts unless preceded or accompanied by the current prospectuses for the appropriate contract or policy and for Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Series Trust, and American Funds Insurance Series, which contain other important information including applicable fees and charges.

                         If you want more information,
                   please contact your sales representative.

Drowning in Paper? Go Paperless! Go Electronic!/1/

MetLife now offers electronic access to your variable annuity and variable life prospectuses, annual and semiannual reports, and other consumer information. Takes only minutes

                                  Simply visit:

                           www.metlife.esourcelink.net

          Make sure that you have your contract or policy number handy.
                       You'll need to enter it to enroll.

/1/ Currently available to all MetLife variable annuity and variable life clients except contract owners of the Preference Plus(R) Account for Enhanced Contracts.



                                             Metropolitan Life Insurance Company
Not part of the Annual Report       One Madison Avenue, New York, New York 10010



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                                                                ----------------
[LOGO] MetLife(R)                                                   PRESORTED
                                                                  BOUND PRINTED
Metropolitan Life Insurance Company                                  MATTER
Johnstown Office, 500 Schoolhouse Road                            U.S. POSTAGE
Johnstown, PA 15904-2914                                              PAID
                                                                    METLIFE
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MSFAnn(0202)
Date of First Use: 3/1/2002

                                                       E0202AZWX(exp0203)MLIC-LD
                                              1900024249(0202) Printed in U.S.A.
                                                                        02020457

    INVESTOR REPORT

                                                  Metropolitan Series Fund, Inc.

                                                                   Annual Report
                                                                   December 2001

                                    [GRAPHIC]


                                       For use with MetLife Settlement Plus/SM/,
                                                       a Variable Income Annuity



                                                               [LOGO] MetLife(R)

Annual Reports dated December 31, 2001 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30d-2 of the Investment Company Act of 1940.

Incorporated by reference are all portfolios of the Metropolitan Series Fund, Inc. as included in the Fund N-30D, CIK No. 0000710826, File No. 002-80751.

     This report has been prepared for income recipients and those persons considering a structured settlement pursuant to which settlement money may be invested in a MetLife Settlement Plus/SM/ contract issued by Metropolitan Life Insurance Company and shareholders of Metropolitan Series Fund, Inc. This report may be distributed to prospective purchasers only when preceded or accompanied by the appropriate MetLife Settlement Plus/SM/ prospectus and a current performance sheet. Please consult the prospectus for information regarding applicable fees and charges.


         If you would like more information, please call 1-800-638-2704.



                                [LOGO] MetLife(R)

MSFAnnSettlemnt(0202)                                  L02024GBQ(exp1203)MLIC-LD
Date of First Use: 3/1/2002                   1900024403(0202) Printed in U.S.A.
                                                                        02020390